UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2019

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.5%
Arizona - 80.8%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,621,920
Series 2013A
5.00%, 7/01/37	3,000	3,272,940
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease)
Series 2006
5.00%, 7/01/26	1,000	1,002,500
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,008,680
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/34	3,000	3,327,330
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC)
Series 2018
5.00%, 5/01/43-5/01/48	2,100	2,234,913
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,328,902
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,194,800
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,465,000
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/32	1,000	1,081,070
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2017A
5.00%, 7/01/33	750	860,962
City of Tempe AZ (City of Tempe AZ Excise Tax)
Series 2016
5.00%, 7/01/30	520	608,852
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28 (Pre-refunded/ETM)	500	553,965
5.00%, 7/01/29 (Pre-refunded/ETM)	1,860	2,060,750
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,075,610
County of Pinal AZ
Series 2014
5.00%, 8/01/32	2,840	3,235,697

	Principal Amount (000)	U.S. $ Value
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/36 (a)	$1,000	$1,007,650
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.00%, 11/15/36 (a)	600	605,682
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	1,000	1,069,910
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,740,100
Industrial Development Authority of the City of Phoenix (The)
Series 2012
6.00%, 7/01/32 (Pre-refunded/ETM) (a)	250	274,278
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36 (a)	1,000	981,360
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC)
Series 2018A
5.00%, 7/01/37-7/01/42	2,250	2,459,852
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,719,325
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	3,400	3,890,076
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	830	870,994
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group)
Series 2017A
5.00%, 7/01/37	750	844,215
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/36-7/01/47	2,450	2,602,901
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/34-7/01/36	4,700	5,467,599

	Principal Amount (000)	U.S. $ Value
McAllister Academic Village LLC (Arizona State University)
Series 2016
5.00%, 7/01/37	$2,500	$2,848,750
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,144,070
Pima County Regional Transportation Authority
Series 2011
5.00%, 6/01/26 (Pre-refunded/ETM)	2,000	2,145,880
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,401,568
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	1,500	1,646,100
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,000	1,181,330
5.25%, 12/01/22-12/01/23	1,165	1,304,977
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,160,380
Student & Academic Services LLC (Northern Arizona University)
BAM Series 2014
5.00%, 6/01/44	1,200	1,320,576
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	400	432,792
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	3,928,308
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32 (a)	985	986,162
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,262,921
Western Maricopa Education Center District No. 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,267,743

		90,499,390

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	245	246,245

California - 0.4%
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	465	447,549

	Principal Amount (000)	U.S. $ Value
Delaware - 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/36	$520	$561,917

Florida - 3.0%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	100	102,693
City of Orlando FL
Series 2014A
5.25%, 11/01/33 (Pre-refunded/ETM)	1,820	2,131,857
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	1,000	1,083,420

		3,317,970

Guam - 1.6%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	775	824,003
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	875	941,246

		1,765,249

Illinois - 2.5%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	335	354,303
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,494,331

		2,848,634

Kentucky - 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.25%, 6/01/41	1,000	1,082,060

Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	500	542,255

Michigan - 0.0%
City of Detroit MI
5.00%, 4/01/36	50	52,380

	Principal Amount (000)	U.S. $ Value
New York - 0.7%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	$700	$745,696

North Carolina - 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	600	606,180
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	500	518,175

		1,124,355

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	320	320,000

Puerto Rico - 1.2%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	100	111,140
NATL Series 2007V
5.25%, 7/01/29	100	106,982
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	300	330,820
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	345	335,944
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	110,653
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	130	83,755
Series 2019A
5.00%, 7/01/58 (a)	290	274,934

		1,354,228

South Carolina - 0.6%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	620	683,786

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	$165	$163,878

Texas - 3.8%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	290	296,595
North Texas Tollway Authority (North Texas Tollway System)
Series 2015A
5.00%, 1/01/34	1,000	1,117,610
Series 2015B
5.00%, 1/01/34	1,300	1,462,565
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	891,996
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	435,876

		4,204,642

Washington - 0.2%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (a)(b)(c)	225	240,205

Wisconsin - 0.1%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	105	107,797

Total Municipal Obligations (cost $106,873,522)		110,308,236

	Shares
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (d)(e)(f) (cost $779,441)	779,441	779,441

Total Investments - 99.2% (cost $107,652,963) (g)		111,087,677
Other assets less liabilities - 0.8%		902,242

Net Assets - 100.0%		$111,989,919

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 1,960	2/13/29	2.703%	3 Month LIBOR	Semi-Annual/Quarterly	$6,137	$	– 0	–	$6,137

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,883	10/15/20	2.210%	CPI	#	Maturity	$(19,740)
Barclays Bank PLC	USD	3,276	9/04/20	2.248%	CPI	#	Maturity	(39,655)
Barclays Bank PLC	USD	3,276	8/31/20	2.235%	CPI	#	Maturity	(39,611)
Barclays Bank PLC	USD	3,497	10/15/20	2.208%	CPI	#	Maturity	(36,487)
Barclays Bank PLC	USD	3,677	9/20/20	2.263%	CPI	#	Maturity	(44,200)
Citibank, NA	USD	2,540	10/17/20	2.220%	CPI	#	Maturity	(26,830)
JPMorgan Chase Bank, NA	USD	3,358	8/30/20	2.210%	CPI	#	Maturity	(38,774)

								$(245,297)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $2,461,199 or 2.2% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,730,689 and gross unrealized depreciation of investments was $(535,135), resulting in net unrealized appreciation of $3,195,554.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.6% and 0.0%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$102,612,891		$7,695,345		$110,308,236
Short-Term Investments		779,441		– 0	–	– 0	–	779,441

Total Investments in Securities		779,441		102,612,891		7,695,345		111,087,677
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	6,137		– 0	–	6,137
Liabilities:
Inflation (CPI) Swaps		– 0	–	(245,297)		– 0	–	(245,297)

Total (b)		$779,441		$102,373,731		$7,695,345		$110,848,517

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$6,695,749		$6,695,749
Accrued discounts/(premiums)	(1,570)		(1,570)
Realized gain (loss)	8,217		8,217
Change in unrealized appreciation/depreciation	(51,330)		(51,330)
Purchases	1,173,512		1,173,512
Sales	(129,233)		(129,233)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$7,695,345		$7,695,345

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(41,648)		$(41,648)

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$237	$19,618	$19,076	$779	$27

AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.2%
Long-Term Municipal Bonds - 101.2%
Massachusetts - 81.1%
Commonwealth of Massachusetts
Series 2013
5.00%, 6/01/31 (Pre-refunded/ETM)	$1,000	$1,074,090
Series 2015A
5.00%, 7/01/35 (a)	10,000	11,369,600
Series 2018A
5.00%, 1/01/42	5,000	5,709,800
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
1.734% (CPIYOYX + 1.67%), 6/01/20 (b)	2,000	2,022,880
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/31	1,000	1,144,050
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,737,911
Massachusetts Development Finance Agency
Series 2011
5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	7,529,270
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,533,540
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,244,454
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,381,787
Series 2017T
5.00%, 7/01/37	1,000	1,155,580
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015D
5.00%, 7/01/44	3,755	4,014,508
Massachusetts Development Finance Agency (Brandeis University)
Series 2010O-2
5.00%, 10/01/28	3,500	3,567,795
Series 2019S
5.00%, 10/01/35-10/01/39 (c)	4,915	5,631,279
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The))
Series 2014P
5.00%, 10/01/34	1,055	1,194,830
Massachusetts Development Finance Agency (Emerson College)
Series 2016A
5.00%, 1/01/34-1/01/36	2,435	2,696,441
5.25%, 1/01/42	1,000	1,101,230

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/31-10/01/34	$4,100	$4,543,817
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,486,650
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/37	1,150	1,221,990
Massachusetts Development Finance Agency (Lesley University)
Series 2016
5.00%, 7/01/39	2,055	2,286,455
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,041,930
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,205,122
5.25%, 7/01/42	1,330	1,394,718
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/47 (d)	2,000	2,076,200
Massachusetts Development Finance Agency (Simmons University)
Series 2018L
5.00%, 10/01/34-10/01/35	3,980	4,521,979
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
4.00%, 7/01/36	2,000	2,027,220
5.00%, 7/01/41	2,500	2,708,450
Massachusetts Development Finance Agency (Suffolk University)
Series 2009A
6.00%, 7/01/24	715	725,089
Series 2017
5.00%, 7/01/33	1,250	1,403,575
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,245,850
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	1,500	1,653,900
Massachusetts Development Finance Agency (Wellforce Obligated Group)
AGM Series 2019A
5.00%, 7/01/38-7/01/44	4,000	4,415,790

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	$1,460	$1,559,616
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,440,638
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease)
Series 2018
5.00%, 6/01/48	3,000	3,409,560
Massachusetts Health & Educational Facilities Authority
Series 2010C
5.375%, 7/01/35 (Pre-refunded/ETM) (e)	1,005	1,052,617
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	210	210,561
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,346,955
Massachusetts Health & Educational Facilities Authority (Winchester Hospital Obligated Group)
Series 2010
5.25%, 7/01/38	2,500	2,600,800
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	2,854,885
Series 2012B
5.00%, 7/01/32	1,430	1,568,310
Massachusetts School Building Authority
Series 2015B
5.00%, 1/15/30 (Pre-refunded/ETM)	3,770	4,438,421
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	4,001,827
Series 2013A
5.00%, 5/15/32	2,500	2,788,225
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,611,822
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,154,080
Series 2016C
5.00%, 8/01/33	5,500	6,394,355
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	6,419,940
University of Massachusetts Building Authority (University of Massachusetts Boston)
Series 20141
5.00%, 11/01/44	2,000	2,230,200

	Principal Amount (000)	U.S. $ Value
Series 20173
5.00%, 11/01/34	$2,500	$2,939,800

		168,090,392

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (d)	465	467,362

Arizona - 2.5%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,345,688
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	779,678

		5,125,366

California - 0.6%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	360	361,066
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (e)	875	842,161

		1,203,227

Colorado - 0.5%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,062,270

Connecticut - 0.5%
State of Connecticut
Series 2015F
5.00%, 11/15/32	1,000	1,106,490

Florida - 1.7%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (d)(e)	100	102,693
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,382,920

		3,485,613

Guam - 1.7%
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/40	1,525	1,643,370

	Principal Amount (000)	U.S. $ Value
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	$1,770	$1,904,093

		3,547,463

Illinois - 1.0%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	650	687,453
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.00%, 5/15/37	1,050	1,068,952
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24 (e)	310	301,996

		2,058,401

Michigan - 0.9%
City of Detroit MI
5.00%, 4/01/36	90	94,284
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,691,654

		1,785,938

New Jersey - 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,170	1,314,624

New York - 2.7%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28 (Pre-refunded/ETM)	5,065	5,527,536

North Carolina - 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (e)	1,000	1,010,300
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	1,000	1,123,690

		2,133,990

Ohio - 0.8%
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2016
5.00%, 1/01/36	1,100	1,141,767

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (e)	$600	$600,000

		1,741,767

Pennsylvania - 1.2%
City of Philadelphia PA
AGM Series 2017A
5.00%, 8/01/33	1,000	1,129,810
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,249,885

		2,379,695

Puerto Rico - 1.5%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	240	266,736
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	495	546,192
NATL Series 2005L
5.25%, 7/01/35	100	105,346
NATL Series 2007N
5.25%, 7/01/32	100	106,411
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	695	713,876
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	640	623,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (e)	238	153,336
Series 2019A
5.00%, 7/01/58 (e)	540	511,947

		3,027,044

Tennessee - 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (d)(e)	310	307,892

Texas - 1.6%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (d)	540	552,280

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Authority (North Texas Tollway System)
Series 2015A
5.00%, 1/01/34	$1,000	$1,117,610
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,157,471
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	565,601

		3,392,962

Wisconsin - 0.9%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (d)	750	767,205
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/25	1,000	1,117,330

		1,884,535

Total Municipal Obligations (cost $203,457,841)		209,642,567

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (f)(g)(h) (cost $1,369,578)	1,369,578	1,369,578

Total Investments - 101.8% (cost $204,827,419) (i)		211,012,145
Other assets less liabilities - (1.8)%		(3,829,910)

Net Assets - 100.0%		$207,182,235

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	6,080	6/01/23	3 Month LIBOR	3.121%	Quarterly/Semi-Annual	$127,304	$	– 0	–	$127,304
USD	6,080	6/01/23	3.121%	3 Month LIBOR	Semi-Annual/Quarterly	(127,511)		(128,592)		1,081
USD	10,900	4/03/34	3 Month LIBOR	3.276%	Quarterly/Semi-Annual	569,214		– 0	–	569,214
USD	35,600	4/01/39	3.022%	3 Month LIBOR	Semi-Annual/Quarterly	(683,740)		– 0	–	(683,740)
USD	22,500	4/01/44	3 Month LIBOR	3.081%	Quarterly/Semi-Annual	714,878		– 0	–	714,878

						$600,145		$(128,592)		$728,737

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,053	8/31/20	2.235%	CPI	#	Maturity	$(73,188)
Barclays Bank PLC	USD	6,053	9/04/20	2.248%	CPI	#	Maturity	(73,270)
Barclays Bank PLC	USD	6,825	9/20/20	2.263%	CPI	#	Maturity	(82,042)
Barclays Bank PLC	USD	6,449	10/15/20	2.208%	CPI	#	Maturity	(67,288)
Barclays Bank PLC	USD	3,495	10/15/20	2.210%	CPI	#	Maturity	(36,638)
Citibank, NA	USD	4,690	10/17/20	2.220%	CPI	#	Maturity	(49,540)
JPMorgan Chase Bank, NA	USD	6,204	8/30/20	2.210%	CPI	#	Maturity	(71,637)

								$(453,603)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2019.
(c)	When-Issued or delayed delivery security.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $4,273,632 or 2.1% of net assets.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,934,475 and gross unrealized depreciation of investments was $(1,474,615), resulting in net unrealized appreciation of $6,459,860.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CPIYOYX	-	Consumer Price Index Year Over Year Change
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$204,759,625		$4,882,942		$209,642,567
Short-Term Investments		1,369,578		– 0	–	– 0	–	1,369,578

Total Investments in Securities		1,369,578		204,759,625		4,882,942		211,012,145
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,411,396		– 0	–	1,411,396
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(811,251)		– 0	–	(811,251)
Inflation (CPI) Swaps		– 0	–	(453,603)		– 0	–	(453,603)

Total (b)		$1,369,578		$204,906,167		$4,882,942		$211,158,687

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB Massachusetts Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$1,977,387		$1,977,387
Accrued discounts/(premiums)	569		569
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(1,959)		(1,959)
Purchases	1,908,016		1,908,016
Sales	(50,000)		(50,000)
Transfers in to Level 3	1,048,929		1,048,929	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$4,882,942		$4,882,942

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(1,959)		$(1,959)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$863	$25,557	$25,050	$1,370	$19

AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.2%
Long-Term Municipal Bonds - 97.2%
Minnesota - 97.2%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP)
Series 2014A
5.00%, 2/01/34	$1,695	$1,892,434
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,366,650
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.25%, 6/01/58 (a)	350	359,331
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	860,454
City of Duluth MN
Series 2016A
5.00%, 2/01/34	1,000	1,147,750
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2017
5.00%, 5/01/31	1,000	1,145,140
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,128,080
Series 2018A
5.00%, 11/15/36	2,000	2,305,440
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,074,670
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
Series 2017A
5.00%, 11/15/28	1,355	1,619,333
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Children’s Health Care Obligated Group)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,569,555
City of Rochester MN (Mayo Clinic)
Series 2018
4.00%, 11/15/48	1,000	1,035,770
City of St. Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	95	98,477
City of St. Louis Park MN
Series 2009
5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,164,180

	Principal Amount (000)	U.S. $ Value
City of St. Paul MN (City of St. Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	$2,900	$3,294,410
Cloquet Independent School District No. 94
Series 2015B
5.00%, 2/01/31	2,200	2,547,050
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series 2018A
5.00%, 2/15/48	1,000	1,094,880
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series 2009A-2
5.25%, 11/15/28 (Pre-refunded/ETM) (a)	610	625,061
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM) (a)	600	713,940
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Allina Health Obligated Group)
Series 2009
5.25%, 11/15/28	590	605,275
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,117,510
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	464,600
Minneapolis Special School District No. 1
Series 2016
5.00%, 2/01/31	3,000	3,555,630
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,281,537
Series 2012B
5.00%, 1/01/29	1,250	1,349,912
Minnesota Agricultural & Economic Development Board (Essentia Health Obligated Group)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,033,430
Minnesota Higher Education Facilities Authority
Series 2009 7-A
5.00%, 10/01/29 (Pre-refunded/ETM)	500	509,685
Series 2012S
5.00%, 10/01/32 (Pre-refunded/ETM)	1,400	1,551,858
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,019,370
Minnesota Higher Education Facilities Authority (Hamline University)
Series 2017B
5.00%, 10/01/36	500	527,365

	Principal Amount (000)	U.S. $ Value
Minnesota Higher Education Facilities Authority (St. Catherine University)
Series 2018A
5.00%, 10/01/45	$1,100	$1,196,701
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 20107
5.00%, 10/01/20	255	259,761
Series 20158
5.00%, 12/01/32	1,000	1,157,450
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis)
Series 2017A
4.00%, 10/01/34	800	848,744
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	846,405
New Prague Independent School District No. 721
Series 2015A
4.00%, 2/01/32	1,000	1,066,400
Northern Municipal Power Agency
Series 2017
5.00%, 1/01/33-1/01/41	1,150	1,292,419
Southern Minnesota Municipal Power Agency
Series 2017A
5.00%, 1/01/47	2,000	2,271,800
St. Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,476,149
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,122,620
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,763,025

Total Municipal Obligations (cost $53,536,851)		55,360,251

	Shares
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (b)(c)(d) (cost $1,121,959)	1,121,959	1,121,959

Total Investments - 99.2% (cost $54,658,810) (e)		56,482,210
Other assets less liabilities - 0.8%		470,934

Net Assets - 100.0%		$56,953,144

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	20,170	11/12/39	3 Month LIBOR	3.320%	Quarterly/Semi-Annual	$1,361,469	$	– 0	–	$1,361,469
USD	390	11/12/39	3 Month LIBOR	3.342%	Quarterly/Semi-Annual	27,643		– 0	–	27,643
USD	15,560	11/01/49	3.137%	3 Month LIBOR	Semi-Annual/Quarterly	(813,680)		– 0	–	(813,680)

						$575,432	$	– 0	–	$575,432

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,670	8/31/20	2.235%	CPI	#	Maturity	$(20,192)
Barclays Bank PLC	USD	1,669	9/04/20	2.248%	CPI	#	Maturity	(20,203)
Barclays Bank PLC	USD	1,799	9/20/20	2.263%	CPI	#	Maturity	(21,625)
Barclays Bank PLC	USD	1,743	10/15/20	2.208%	CPI	#	Maturity	(18,186)
Barclays Bank PLC	USD	921	10/15/20	2.210%	CPI	#	Maturity	(9,655)
Citibank, NA	USD	1,270	10/17/20	2.220%	CPI	#	Maturity	(13,415)
JPMorgan Chase Bank, NA	USD	1,711	8/30/20	2.210%	CPI	#	Maturity	(19,757)

								$(123,033)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,292,107 and gross unrealized depreciation of investments was $(1,016,308), resulting in net unrealized appreciation of $2,275,799.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.9% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Minnesota Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long -Term Municipal Bonds	$	– 0	–	$53,661,919		$1,698,332		$55,360,251
Short-Term Investments		1,121,959		– 0	–	– 0	–	1,121,959

Total Investments in Securities		1,121,959		53,661,919		1,698,332		56,482,210
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,389,112		– 0	–	1,389,112
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(813,680)		– 0	–	(813,680)
Inflation (CPI) Swaps		– 0	–	(123,033)		– 0	–	(123,033)

Total (b)		$1,121,959		$54,114,318		$1,698,332		$56,934,609

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any level 1 and level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$639,475		$639,475
Accrued discounts/(premiums)	(560)		(560)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	2,171		2,171
Purchases	350,998		350,998
Sales	– 0	–	– 0	–
Transfers in to Level 3	706,248		706,248	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$1,698,332		$1,698,332

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$2,171		$2,171

(a)	An amount of $706,248 was transferred out of Level 2 into Level 3 as these securities were not rated by third party vendor during the reporting period.

As of February 28, 2019 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$720	$13,352	$12,950	$1,122	$11

AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.3%
Long-Term Municipal Bonds - 100.3%
New Jersey - 78.9%
City of Jersey City NJ
Series 2017A
5.00%, 11/01/31-11/01/37	$1,500	$1,728,280
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/36	3,500	3,973,305
Landis Sewage Authority
NATL Series 1993
5.402%, 9/19/19 (a)	300	306,171
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP)
AGM Series 2013
5.00%, 8/01/26	3,320	3,683,872
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group)
Series 2016A
5.00%, 6/01/41 (b)	1,000	1,015,710
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	4,000	4,249,800
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,148,020
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/32	1,000	1,080,040
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,095,770
5.50%, 1/01/27	1,000	1,124,390
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/47	2,000	2,110,100
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2017
5.00%, 6/01/32	1,765	2,060,567
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,264,782
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	2,500	2,831,025
New Jersey Health Care Facilities Financing Authority

	Principal Amount (000)	U.S. $ Value
Series 2013
5.25%, 7/01/31 (Pre-refunded/ETM) (b)	$1,800	$2,057,331
AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,383,906
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	45	45,131
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,950	2,239,302
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,179,191
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,835	2,079,734
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	2,000	2,166,620
Series 2016A
5.00%, 7/01/33	1,000	1,149,060
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	2,750	3,097,448
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015A
5.25%, 6/15/41	1,250	1,330,338
Series 2018A
5.00%, 12/15/35	1,750	1,897,595
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43	1,935	2,096,785
Series 2019A
5.00%, 1/01/48 (b)	680	771,990
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,931,055
Rutgers The State University of New Jersey
Series 2013L
5.00%, 5/01/30	4,500	5,007,060
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	2,540	2,571,699

	Principal Amount (000)	U.S. $ Value
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	$1,940	$1,945,335
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,560	4,944,362

		73,565,774

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (c)	215	216,092

Arizona - 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (c)	100	104,939

California - 0.4%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	400	401,184

Florida - 0.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (b)(c)	100	102,693

Guam - 1.7%
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	805	865,856
Territory of Guam (Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/46	720	753,948

		1,619,804

Idaho - 3.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	2,600	2,881,372

Illinois - 2.6%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	305	322,574
Kane Cook & DuPage Counties School District No. U-46 Elgin
Series 2015D

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/34	$1,000	$1,094,770
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	1,000	1,044,320

		2,461,664

Michigan - 0.1%
City of Detroit MI
5.00%, 4/01/36	50	52,380

Nevada - 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (b)(c)	500	57,760

New York - 9.2%
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	4,612,780
Series 2014
5.00%, 9/01/31	1,100	1,239,403
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	2,610	2,708,162

		8,560,345

North Dakota - 0.3%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.00%, 9/15/28 (b)(c)	265	254,837

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (b)	280	280,000

Puerto Rico - 1.2%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	155	172,267
NATL Series 2007V
5.25%, 7/01/29	155	165,822
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/36	145	159,428
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	300	292,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A

	Principal Amount (000)	U.S. $ Value
Zero Coupon, 7/01/29 (b)	$104	$67,004
Series 2019A
5.00%, 7/01/58 (b)	240	227,532

		1,084,178

South Carolina - 0.7%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	570	628,642

Tennessee - 0.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (b)(c)	145	144,014
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (b)(c)	260	268,336

		412,350

Texas - 0.3%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (c)	245	250,571

Washington - 0.2%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (b)(c)(d)	210	224,192

Wisconsin - 0.3%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38 (b)(c)	265	274,066

Total Investments - 100.3% (cost $88,720,384) (e)		93,432,843
Other assets less liabilities - (0.3)%		(235,171)

Net Assets - 100.0%		$93,197,672

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	770	2/13/29	2.703%	3 Month LIBOR	Semi-Annual/Quarterly	$2,411	$	– 0	–	$2,411

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,873	8/31/20	2.235%	CPI	#	Maturity	$(34,738)
Barclays Bank PLC	USD	2,873	9/04/20	2.248%	CPI	#	Maturity	(34,777)
Barclays Bank PLC	USD	3,062	9/20/20	2.263%	CPI	#	Maturity	(36,807)
Barclays Bank PLC	USD	2,721	10/15/20	2.208%	CPI	#	Maturity	(28,391)
Barclays Bank PLC	USD	1,568	10/15/20	2.210%	CPI	#	Maturity	(16,437)
Citibank, NA	USD	1,980	10/17/20	2.220%	CPI	#	Maturity	(20,915)
JPMorgan Chase Bank, NA	USD	2,944	8/30/20	2.210%	CPI	#	Maturity	(33,994)

								$(206,059)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Inverse Floater Security—Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $1,897,500 or 2.0% of net assets.

(d)	When-Issued or delayed delivery security.
(e)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,848,129 and gross unrealized depreciation of investments was $(339,318), resulting in net unrealized appreciation of $4,508,811.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 23.9% and 11.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$87,687,378	$5,745,465		$93,432,843

Total Investments in Securities		– 0	–	87,687,378	5,745,465		93,432,843
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	2,411	– 0	–	2,411
Liabilities:
Inflation (CPI) Swaps		– 0	–	(206,059)	– 0	–	(206,059)

Total (b)	$	– 0	–	$87,483,730	$5,745,465		$93,229,195

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 5/31/18	$7,229,273	$7,229,273
Accrued discounts/(premiums)	(7,942)	(7,942)
Realized gain (loss)	227,661	227,661

	Long-Term Municipal Bonds		Total
Change in unrealized appreciation/depreciation	(235,034)		(235,034)
Purchases	2,122,743		2,122,743
Sales	(3,591,236)		(3,591,236)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$5,745,465		$5,745,465

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$42,334		$42,334

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)			Dividend Income (000)
Government Money Market Portfolio	$113	$11,487	$11,600	$	– 0	–	$12

AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
Ohio - 82.1%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/34	$2,000	$2,253,380
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	1,000	936,270
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	3,500	3,821,265
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	1,700	1,873,740
City of Cleveland OH
Series 2012
5.00%, 12/01/28	2,215	2,459,514
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,818,740
Cleveland Department of Public Utilities Division of Public Power
AGM Series 2018
5.00%, 11/15/35	1,100	1,267,376
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,310,530
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,229,650
County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/42	1,650	1,820,478
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	1,200	1,271,700
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	1,400	1,496,950
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	770	771,579
5.80%, 5/20/44	1,150	1,151,587
County of Franklin/OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	865	868,045
County of Franklin/OH (Trinity Health Corp.)
Series 2017
5.00%, 12/01/47	1,150	1,280,767

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	$4,305	$4,868,395
County of Hamilton/OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,658,881
County of Montgomery/OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	450	464,747
County of Scioto OH (Southern Ohio Medical Center Obligated Group)
Series 2016
5.00%, 2/15/33	1,000	1,113,510
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (a)	575	575,753
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,492,140
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,279,680
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	2,920	3,176,174
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,070,340
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	385	385,000
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	105	105,000
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.50%, 1/15/48 (a)(b)	700	717,465
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	640,197
Ohio Higher Educational Facility Commission (Kenyon College)
Series 2017
5.00%, 7/01/34-7/01/42	3,365	3,764,645
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,428,849
Princeton City School District
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/39	$750	$850,470
Summit County Development Finance Authority (County of Summit OH Lease)
Series 2012
5.00%, 12/01/25	3,760	4,188,038
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,407,096
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,574,088

		68,392,039

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	185	185,940

Arizona - 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	100	104,939

California - 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	220	230,545
State of California
Series 2004
5.25%, 4/01/29	5	5,013

		235,558

Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/37	415	456,380

Florida - 3.2%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,097,720
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	100	102,693
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,433,913

		2,634,326

	Principal Amount (000)	U.S. $ Value
Guam - 1.7%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	$615	$653,886
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/38	690	745,391

		1,399,277

Illinois - 1.6%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	1,250	1,372,450

Kansas - 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40	350	348,554

Michigan - 0.1%
City of Detroit MI
5.00%, 4/01/36	50	52,380

New York - 0.8%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	635	676,453

North Carolina - 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	375	388,631

Puerto Rico - 1.1%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	100	111,140
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	265	292,263
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	255	248,306
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)
Series 2019A	100	64,427
5.00%, 7/01/58 (a)	215	203,831

		919,967

	Principal Amount (000)	U.S. $ Value
Tennessee - 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	$125	$124,150
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Belmont University)
Series 2012
5.00%, 11/01/29	630	673,098

		797,248

Texas - 5.6%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,104,470
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,149,876
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2018
5.00%, 7/15/28	215	247,385
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	215	219,889
North Texas Tollway Authority (North Texas Tollway System)
Series 2015B
5.00%, 1/01/34	700	787,535
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	785,806
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	383,986

		4,678,947

Wisconsin - 0.1%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	100	102,664

U.S. $ Value
Total Investments - 99.3% (cost $80,007,422) (c)	$82,745,753
Other assets less liabilities - 0.7%	542,122

Net Assets - 100.0%	$83,287,875

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	640	2/13/29	2.703%	3 Month LIBOR	Semi-Annual/Quarterly	$2,004	$	– 0	–	$2,004

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,433	8/31/20	2.235%	CPI	#	Maturity	$(29,418)
Barclays Bank PLC	USD	2,433	9/04/20	2.248%	CPI	#	Maturity	(29,451)
Barclays Bank PLC	USD	2,685	9/20/20	2.263%	CPI	#	Maturity	(32,275)
Barclays Bank PLC	USD	2,541	10/15/20	2.208%	CPI	#	Maturity	(26,513)
Barclays Bank PLC	USD	1,375	10/15/20	2.210%	CPI	#	Maturity	(14,414)
Citibank, NA	USD	1,850	10/17/20	2.220%	CPI	#	Maturity	(19,541)
JPMorgan Chase Bank, NA	USD	2,494	8/30/20	2.210%	CPI	#	Maturity	(28,798)

								$(180,410)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $2,253,032 or 2.7% of net assets.

(c)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,971,656 and gross unrealized depreciation of investments was $(411,731), resulting in net unrealized appreciation of $2,559,925.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.0% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Ohio Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$78,643,347	$4,102,406		$82,745,753

Total Investments in Securities		– 0	–	78,643,347	4,102,406		82,745,753
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	2,004	– 0	–	2,004
Liabilities:
Inflation (CPI) Swaps		– 0	–	(180,410)	– 0	–	(180,410)

Total (b)	$	– 0	–	$78,464,941	$4,102,406		$82,567,347

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$3,362,306		$3,362,306
Accrued discounts/(premiums)	(805)		(805)
Realized gain (loss)	12,636		12,636
Change in unrealized appreciation/depreciation	(19,387)		(19,387)
Purchases	1,037,618		1,037,618
Sales	(289,962)		(289,962)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$4,102,406		$4,102,406

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(5,222)		$(5,222)

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)			Dividend Income (000)
Government Money Market Portfolio	$288	$4,911	$5,199	$	– 0	–	$3

AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.4%
Pennsylvania - 89.6%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,136,619
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/36	1,600	1,790,608
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	315	315,595
Altoona Area School District
BAM Series 2018
5.00%, 12/01/39	2,000	2,230,600
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	415	415,000
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,776,304
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018
5.00%, 5/15/43	500	528,825
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29 (Pre-refunded/ETM)	1,255	1,368,276
AGM Series 2015A
5.00%, 12/01/37	780	886,727
Carlisle Area School District
Series 2011
5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,196,640
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2018A
5.00%, 11/15/42	1,000	1,111,590
Chambersburg Area Municipal Authority (Wilson College)
Series 2018
5.75%, 10/01/43	650	644,898
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District)
Series 2018
5.00%, 3/01/38 (a)(b)	525	528,397
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,804,000
Series 2017
5.00%, 8/01/31	1,000	1,143,700
City of Philadelphia PA Water & Wastewater Revenue

	Principal Amount (000)	U.S. $ Value
Series 2017A
5.00%, 10/01/36	$1,700	$1,949,713
Series 2018A
5.00%, 10/01/48	1,000	1,122,930
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease)
Series 2018
5.00%, 6/01/31	2,500	2,883,850
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28 (Pre-refunded/ETM)	1,800	2,027,574
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP)
Series 2018A
5.00%, 7/01/34-7/01/36	2,200	2,484,242
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46 (a)	635	679,863
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (a)	300	305,691
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/32	1,625	1,741,090
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30 (Pre-refunded/ETM)	2,070	2,340,404
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29 (Pre-refunded/ETM)	1,920	1,973,722
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/33	660	714,589
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/37	1,100	1,155,154
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (a)	735	771,250
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.75%, 7/01/35 (a)	765	799,096
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,231,440

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	$2,000	$2,150,800
Pennsylvania Turnpike Commission
Series 2010B-2
5.00%, 12/01/30 (Pre-refunded/ETM) (a)	1,245	1,315,347
5.00%, 12/01/30 (Pre-refunded/ETM)	940	993,984
Series 2017B
5.00%, 6/01/36	1,000	1,108,080
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2018B
5.00%, 12/01/38-12/01/43	2,000	2,242,850
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	675	689,243
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	400	407,668
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (a)(c)(d)(e)	350	3,500
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education)
Series 2016-2
5.00%, 4/01/29	1,000	1,152,060
Philadelphia Gas Works Co.
Series 2010-9
5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,093,140
Philadelphia Parking Authority (The)
Series 2009
5.00%, 9/01/26	2,725	2,843,865
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	1,500	1,564,815
Scranton School District/PA
BAM Series 2017E
5.00%, 12/01/33-12/01/35	1,800	2,034,378
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	1,075	1,116,097
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/33	2,000	2,295,860
Susquehanna Area Regional Airport Authority
Series 2017

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/35-1/01/38	$2,000	$2,176,500
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	2,000	2,238,240
Wilkes-Barre Finance Authority
Series 2010
5.00%, 11/01/30 (Pre-refunded/ETM)	1,500	1,580,820

		72,065,634

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	185	185,940

Arizona - 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	100	104,939

California - 0.4%
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	320	307,990

Colorado - 0.3%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	215	228,388

Florida - 0.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	100	102,693

Guam - 1.7%
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	645	693,758
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	620	636,511

		1,330,269

Kentucky - 0.4%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/41	315	333,122

Michigan - 0.0%
City of Detroit MI
5.00%, 4/01/36	35	36,666

	Principal Amount (000)	U.S. $ Value
New Jersey - 0.5%
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	$425	$430,304

New York - 2.4%
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	1,914,104

Puerto Rico - 1.2%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	100	111,140
Puerto Rico Highway & Transportation Authority
NATL Series 2005L
5.25%, 7/01/35	100	105,346
NATL Series 2007N
5.25%, 7/01/32-7/01/33	215	228,557
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	250	243,437
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	100	64,427
Series 2019A
5.00%, 7/01/58 (a)	210	199,091

		951,998

South Carolina - 0.6%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	470	518,353

Tennessee - 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	120	119,184

Texas - 1.7%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,325,364

Total Municipal Obligations (cost $77,328,419)		79,954,948

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (f)(g)(h) (cost $7,930)	7,930	$7,930

Total Investments - 99.4% (cost $77,336,349) (i)		79,962,878
Other assets less liabilities - 0.6%		493,913

Net Assets - 100.0%		$80,456,791

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD	530	2/13/29	2.703%	3 Month LIBOR	Semi-Annual/Quarterly	$1,659	$	– 0 –	$1,659

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,387	8/31/20	2.235%	CPI	#	Maturity	$(28,862)
Barclays Bank PLC	USD	2,387	9/04/20	2.248%	CPI	#	Maturity	(28,894)
Barclays Bank PLC	USD	2,612	9/20/20	2.263%	CPI	#	Maturity	(31,398)
Barclays Bank PLC	USD	2,507	10/15/20	2.208%	CPI	#	Maturity	(26,158)
Barclays Bank PLC	USD	1,338	10/15/20	2.210%	CPI	#	Maturity	(14,026)
Citibank, NA	USD	1,820	10/17/20	2.220%	CPI	#	Maturity	(19,224)
JPMorgan Chase Bank, NA	USD	2,446	8/30/20	2.210%	CPI	#	Maturity	(28,244)

								$(176,806)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $1,041,153 or 1.3% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)	Illiquid security.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(i)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,011,167 and gross unrealized depreciation of investments was $(559,785), resulting in net unrealized appreciation of $2,451,382.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 13.0% and 1.7%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$73,935,751		$6,019,197		$79,954,948
Short-Term Investments		7,930		– 0	–	– 0	–	7,930

Total Investments in Securities		7,930		73,935,751		6,019,197		79,962,878
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	1,659		– 0	–	1,659
Liabilities:
Inflation (CPI) Swaps		– 0	–	(176,806)		– 0	–	(176,806)

Total (b)		$7,930		$73,760,604		$6,019,197		$79,787,731

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$4,859,378		$4,859,378
Accrued discounts/(premiums)	(156)		(156)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(28,906)		(28,906)
Purchases	1,318,881		1,318,881
Sales	(130,000)		(130,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$6,019,197		$6,019,197

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(28,561)		$(28,561)

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,664	$8,917	$13,573	$8	$8

AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.1%
Long-Term Municipal Bonds - 99.1%
Virginia - 72.8%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5 5.40%, 3/01/45 (a)(b)	$585	$597,285
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	4,000	4,359,760
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	1,600	1,623,184
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,754,533
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,289,310
City of Richmond VA Public Utility Revenue
Series 2013A
5.00%, 1/15/29	1,970	2,198,815
Series 2016
5.00%, 1/15/30-1/15/34	9,000	10,436,450
City of Suffolk VA
Series 2010
5.00%, 8/01/22	1,870	1,956,675
Series 2010A
5.00%, 8/01/22 (Pre-refunded/ETM) (a)	210	219,660
Series 2011
5.00%, 2/01/26 (Pre-refunded/ETM)	950	1,010,639
County of Henrico VA
Series 2010
5.00%, 7/15/24 (c)	6,600	6,892,710
Culpeper County Economic Development Authority (County of Culpeper VA Lease)
Series 2014
4.00%, 6/01/29	2,955	3,182,594
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26 (a)	1,000	994,020
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	1,000	1,143,860
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2016
4.00%, 4/01/35	2,000	2,126,640
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
5.00%, 10/01/36-10/01/42	3,200	3,449,784

	Principal Amount (000)	U.S. $ Value
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2014A
5.00%, 5/15/44	$2,000	$2,186,140
Series 2018A
4.00%, 5/15/48	1,500	1,536,525
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/30-6/15/31	5,000	5,765,810
Hampton Roads Sanitation District
Series 2017A
5.00%, 10/01/33	3,550	4,184,633
Hampton Roads Transportation Accountability Commission
Series 2018A
5.00%, 7/01/35	4,000	4,709,600
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42 (a)	2,000	2,042,200
Henrico County Economic Development Authority
Series 2013
5.00%, 11/01/30 (Pre-refunded/ETM)	2,000	2,221,800
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/37 (a)	765	800,787
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2016
4.00%, 1/01/31	1,500	1,522,110
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	3,922,414
Lynchburg Economic Development Authority (Centra Health Obligated Group)
Series 2017A
5.00%, 1/01/47	1,750	1,941,100
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	250	265,450
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	1,880	1,882,970
5.65%, 3/20/44	1,660	1,661,809
Norfolk Economic Development Authority
Series 2013
5.00%, 11/01/29 (Pre-refunded/ETM)	2,200	2,439,866
Peninsula Town Center Community Development Authority
Series 2018
5.00%, 9/01/37 (a)(b)	510	533,695
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)

	Principal Amount (000)	U.S. $ Value
Series 2017
5.55%, 1/01/37 (a)(b)	$1,000	$1,013,210
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35	1,750	2,035,513
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,110,010
Roanoke Economic Development Authority (Lynchburg College)
Series 2018A
5.00%, 9/01/33-9/01/43	3,660	4,026,460
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group)
Series 2016
5.00%, 9/01/31 (a)	1,000	1,042,470
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	2,400	2,286,192
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24 (Pre-refunded/ETM) (a)	395	418,882
5.00%, 1/15/24	1,645	1,743,766
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,170,800
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30 (b)	1,615	1,705,295
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	1,000	1,002,490
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27 (Pre-refunded/ETM)	1,000	1,075,840
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group)
Series 2017B
5.00%, 7/01/46	2,000	2,243,820
Virginia Port Authority
Series 2016B
5.00%, 7/01/35-7/01/36	6,160	6,914,930
Virginia Resources Authority
Series 2011B
5.00%, 11/01/26 (Pre-refunded/ETM) (a)	2,260	2,458,541
5.00%, 11/01/26	2,740	2,985,230
Series 2016C

	Principal Amount (000)	U.S. $ Value
4.00%, 11/01/34	$2,000	$2,149,100
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	4,579,280
Virginia Small Business Financing Authority (Covanta Holding Corp.)
Series 2018
5.00%, 1/01/48 (b)	1,000	1,020,180
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,661,125
5.50%, 1/01/42	1,000	1,067,390
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	4,758,146
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/49	430	463,316
Series 2017
5.00%, 12/31/52	3,350	3,599,709
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	3,923,120

		145,307,643

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38 (b)	455	457,311

Arizona - 2.6%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,217,402
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	200	209,878
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	832,838

		5,260,118

California - 0.3%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	660	661,954

District of Columbia - 8.7%
Metropolitan Washington Airports Authority

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 10/01/30	$1,000	$1,086,620
Series 2016A
5.00%, 10/01/35	1,200	1,353,792
Series 2018A
5.00%, 10/01/36	3,000	3,447,390
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44	4,300	5,419,591
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/31-7/01/32	5,095	6,020,711

		17,328,104

Florida - 0.8%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	100	102,693
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	421,936
5.25%, 10/01/30	1,000	1,053,770

		1,578,399

Guam - 0.9%
Guam Power Authority
Series 2017A
5.00%, 10/01/36	1,630	1,771,859

Illinois - 1.2%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	2,200	2,297,504

Michigan - 0.9%
City of Detroit MI
5.00%, 4/01/36	85	89,046
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,660,034

		1,749,080

Minnesota - 0.6%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,142,430

Nevada - 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	500	57,760

New York - 1.1%
Metropolitan Transportation Authority

	Principal Amount (000)	U.S. $ Value
Series 2011D
5.00%, 11/15/29 (Pre-refunded/ETM)	$1,010	$1,102,233
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,090	1,161,155

		2,263,388

North Carolina - 0.5%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	1,000	1,010,300

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	600	600,000

Puerto Rico - 2.0%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	235	261,179
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	415	457,710
NATL Series 2005L
5.25%, 7/01/35	105	110,613
NATL Series 2007N
5.25%, 7/01/32	100	106,411
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,622,913
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	615	598,856
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	110,653
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	223	143,672
Series 2019A
5.00%, 7/01/58 (a)	520	492,986

		3,904,993

South Carolina - 0.1%
South Carolina Public Service Authority

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 12/01/49	$205	$219,135

Tennessee - 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	295	292,994

Texas - 3.0%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	520	531,825
North Texas Tollway Authority (North Texas Tollway System)
Series 2015B
5.00%, 1/01/34	1,300	1,462,565
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	1,150	1,065,751
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,178,709
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	575,979
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,140,690

		5,955,519

Washington - 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/44	650	698,763
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	400	421,588

		1,120,351

Wisconsin - 2.3%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,700	2,992,275

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	$1,000	$1,089,180
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	525	538,986

		4,620,441

Total Municipal Obligations (cost $191,625,059)		197,599,283

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (d)(e)(f)
(cost $291,746)	291,746	291,746

Total Investments - 99.2% (cost $191,916,805) (g)		197,891,029
Other assets less liabilities - 0.8%		1,592,514

Net Assets - 100.0%		$199,483,543

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	2,050	2/13/29	2.703%	3 Month LIBOR	Semi-Annual/Quarterly	$6,419	$	– 0	–	$6,419

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,775	8/31/20	2.235%	CPI	#	Maturity	$(69,827)
Barclays Bank PLC	USD	5,776	9/04/20	2.248%	CPI	#	Maturity	(69,917)
Barclays Bank PLC	USD	6,633	9/20/20	2.263%	CPI	#	Maturity	(79,732)
Barclays Bank PLC	USD	6,159	10/15/20	2.208%	CPI	#	Maturity	(64,263)
Barclays Bank PLC	USD	3,397	10/15/20	2.210%	CPI	#	Maturity	(35,611)
Citibank, NA	USD	4,480	10/17/20	2.220%	CPI	#	Maturity	(47,322)
JPMorgan Chase Bank, NA	USD	5,919	8/30/20	2.210%	CPI	#	Maturity	(68,346)

								$(435,018)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $7,061,112 or 3.5% of net assets.

(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,656,086 and gross unrealized depreciation of investments was $(1,110,461), resulting in net unrealized appreciation of $5,545,625.

As of February 28, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$179,358,233		$18,241,050		$197,599,283
Short-Term Investments		291,746		– 0	–	– 0	–	291,746

Total Investments in Securities		291,746		179,358,233		18,241,050		197,891,029
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	6,419		– 0	–	6,419
Liabilities:
Inflation (CPI) Swaps		– 0	–	(435,018)		– 0	–	(435,018)

Total		$291,746		$178,929,634		$18,241,050		$197,462,430

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$22,746,204		$22,746,204
Accrued discounts/(premiums)	(102,237)		(102,237)
Realized gain (loss)	67,276		67,276
Change in unrealized appreciation/depreciation	(267,564)		(267,564)
Purchases	2,129,306		2,129,306
Sales	(6,331,935)		(6,331,935)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/19	$18,241,050		$18,241,050

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$(90,777)		$(90,777)

As of February 28, 2019, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2019 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$279	$17,903	$17,890	$292	$11

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2019